Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Rent Expense

Rent expense associated with operating leases was as follows:

	Successor	Predecessor
	March 15, 2018 to December 31, 2018	January 1, 2018 to March 14, 2018	January 1, 2017 to December 31, 2017
Rent expense	$2,426	$626	$3,026

Schedule of Future Minimum Rent Payments Under Operating Leases	Future minimum rent payments under operating leases are as follows:
Years ending December 31,
2019	$3,178
2020	2,683
2021	2,428
2022	740
2023	720
Thereafter	3,437
Total	$13,186